Annual Total Returns [BarChart] - U.S. Strategic Equity Fund - U.S. Strategic Equity Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.55%)
Annual Return 2012	15.69%
Annual Return 2013	32.92%
Annual Return 2014	11.70%
Annual Return 2015	1.11%
Annual Return 2016	10.64%
Annual Return 2017	20.80%
Annual Return 2018	(9.64%)
Annual Return 2019	30.26%
Annual Return 2020	23.84%